Cover Page	12 Months Ended
Apr. 30, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Period End Date	Apr. 30, 2023
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	AMTD Digital Inc.
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Current Fiscal Year End Date	--04-30
Entity Central Index Key	0001809691
Entity File Number	001-40463
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27-29 rue de Bassano
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	75008
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Accounting Standard	International Financial Reporting Standards
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Auditor Name	Deloitte Touche Tohmatsu
Auditor Firm ID	1104
Auditor Location	Hong Kong
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	27-29 rue de Bassano
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	75008
City Area Code	+33
Local Phone Number	1 7673 2800
Contact Personnel Name	Feridun Hamdullahpur
Class A Ordinary shares [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(g) Security	Class A ordinary shares, par value US$0.0001 per share
Entity Common Stock, Shares Outstanding	10,928,142
Class B Ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	65,650,000
ADR [Member]
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	HKD
Title of 12(g) Security	American depositary shares, each representing 0.4 Class A ordinary shares, par value US$0.0001 per share